Divestitures (Summary Of Assets And Liabilities As Held For Sale) (Details) - Discontinued Operations, Held-For-Sale [Member] - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Global Battery And Lighting [Member]
Assets
Trade receivables, net	$ 99.3	$ 108.4
Other receivables	17.9	11.3
Inventories	127.8	119.7
Prepaid expenses and other current assets	23.0	26.1
Property, plant and equipment, net	160.5	143.9
Deferred charges and other	13.4	13.5
Goodwill	226.6	229.4
Intangible assets, net	304.0	309.3
Total assets of business held for sale	972.5	961.6
Liabilities
Current portion of long-term debt	6.3	8.7
Accounts payable	124.1	130.8
Accrued wages and salaries	25.0	22.4
Other current liabilities	82.6	36.0
Long-term debt, net of current portion	45.0	41.0
Deferred income taxes/Deferred tax liabilities	20.9	17.6
Other long-term liabilities	60.6	56.7
Total liabilities of business held for sale	364.5	313.2
Global Auto Care [Member]
Assets
Trade receivables, net	55.2	52.3
Other receivables	4.1	3.6
Inventories	72.8	68.0
Prepaid expenses and other current assets	2.9	6.0
Property, plant and equipment, net	58.2	57.8
Deferred charges and other	10.7	17.9
Goodwill	841.8	934.8
Intangible assets, net	384.4	395.1
Total assets of business held for sale	1,430.1	1,535.5
Liabilities
Current portion of long-term debt	0.4	0.2
Accounts payable	50.6	40.0
Accrued wages and salaries	3.2	4.5
Other current liabilities	13.3	6.3
Long-term debt, net of current portion	31.5	31.7
Deferred income taxes/Deferred tax liabilities	71.6	111.5
Other long-term liabilities	2.5	3.3
Total liabilities of business held for sale	$ 173.1	197.5
Fidelity And Guaranty Life [Member]
Assets
Investments, including loans and receivables from affiliates		23,211.1
Funds withheld receivables		742.7
Cash and cash equivalents		914.5
Accrued investment income		231.3
Reinsurance recoverable		2,358.8
Deferred acquisition costs and value of business acquired, net		1,163.6
Other assets		125.4
Write-down of assets of businesses held for sale to fair value less cost to sell		(421.2)
Total assets of business held for sale		28,326.2
Liabilities
Insurance reserves		24,989.6
Debt		405.0
Accounts payable and other current liabilities		56.2
Deferred income taxes/Deferred tax liabilities		68.0
Other long-term liabilities		831.9
Total liabilities of business held for sale		$ 26,350.7